Consolidated Balance Sheets (Parentheticals) - $ / shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Class A Shares
Class shares, par value (in Dollars per share)	[1]	$ 1	$ 1
Class shares, shares authorized	[1]	Unlimited	Unlimited
Class shares, shares issued	[1]	1,931,264	120,519
Class shares, shares outstanding	[1]	1,931,264	120,519
Class B Shares
Class shares, par value (in Dollars per share)	[1]	$ 0.01	$ 0.01
Class shares, shares issued	[1]	1,000,000
Class shares, shares outstanding	[1]	1,000,000
Class shares, shares authorized	[1]	2,000,000	2,000,000

[1]	Retroactively adjusted for effect of a 10-for-1 forward split on March 7, 2025.